Other Payables and Accrued Expenses (Details) - Schedule of components of other payables and accrued expenses ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Schedule Of Components Of Other Payables And Accrued Expenses Abstract
Payroll payable	¥ 13,844	$ 2,067	¥ 16,246
Accrued expenses	3,924	586	4,781
Value-added tax recoverable	(700)	(105)	(3,696)
Employee’s individual income tax	407	61	1,268
Others	1,970	294	525
Other payables and accrued expenses	¥ 19,445	$ 2,903	¥ 19,124